Fair Value Measurement and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
(In Thousands)
2017	Total	Level 1	Level 2	Level 3

U.S. Government and agency obligations	$10,470	$-	$10,470	$-
Mortgage-backed securities - residential	7,843	-	7,843	-
Total Available-for-Sale Securities	$18,313	$-	$18,313	$-

2016	Total	Level 1	Level 2	Level 3

U.S. Government and agency obligations	$7,999	$-	$7,999	$-
Mortgage-backed securities - residential	9,748	-	9,748	-
Total Available-for-Sale Securities	$17,747	$-	$17,747	$-

Schedule of carrying amounts and estimated fair values of the financial instruments
		2017		2016
	Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
		(In Thousands)

Financial assets:
Cash and due from banks	1	$1,672	$1,672	$1,634	$1,634
Interest bearing demand deposits	1	8,725	8,725	5,773	5,773
Securities available for sale	2	18,313	18,313	17,747	17,747
Securities held to maturity	2	6,575	6,588	7,420	7,384
Investment in restricted stock	2	3,270	3,270	2,886	2,886
Loans held for sale	2	2,770	2,770	2,059	2,059
Loans, net	3	262,711	261,588	226,192	225,569
Accrued interest receivable	1	824	824	652	652

Financial liabilities:
Deposits	1/2	216,691	216,878	182,934	182,969
Borrowings	2	64,447	64,502	56,813	57,008
Accrued interest payable	1	94	94	71	71